Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0001172221
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2011
Prospectus Date	rr_ProspectusDate	Dec 31, 2011

Retail Shares | AllianceBernstein 2000 Retirement Strategy
ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2000 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2000 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.12%	0.15%	0.19%	0.15%
Other Expenses		1.00%	0.99%	0.98%	0.98%
Total Other Expenses		1.12%	1.14%	1.17%	1.13%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		2.02%	2.74%	2.77%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]	(1.16%)	(1.18%)	(1.21%)	(1.17%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.56%	1.56%	0.56%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2000 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	509	559	259	57
After 3 Years	924	938	745	431
After 5 Years	1,364	1,345	1,357	829
After 10 Years	2,584	2,810	3,011	1,943

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2000 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	509	159	159	57
After 3 Years	924	738	745	431
After 5 Years	1,364	1,345	1,357	829
After 10 Years	2,584	2,810	3,011	1,943

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 36% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year  approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
			-----------------------
	45	40	35 30 25
	----------	--------	------------------------------------
US Diversified Value	20.50%	20.50%	20.50% 19.50% 18.25%
US Large Cap Growth	20.50%	20.50%	20.50% 19.50% 18.25%
US SMID Value	6.50%	6.50%	6.50% 6.00% 5.75%
US SMID Growth	6.50%	6.50%	6.50% 6.00% 5.75%
International Value	18.00%	18.00%	18.00% 17.00% 16.00%
International Growth	18.00%	18.00%	18.00% 17.00% 16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00% 5.00% 5.00%
Volatility Management	0.00%	0.00%	0.00% 5.00% 10.00%
High Yield	0.00%	0.00%	0.00% 0.00% 0.00%
Global Bonds	5.00%	5.00%	5.00% 5.00% 5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00% 0.00% 0.00%
Short Duration Bonds	0.00%	0.00%	0.00% 0.00% 0.00%

			Years Before Retirement
			----------------------
		20	15 10 5
		-------	-----------------------------------
US Diversified Value		16.25%	13.75% 11.25% 9.75%
US Large Cap Growth		16.25%	13.75% 11.25% 9.75%
US SMID Value		5.00%	4.25% 3.50% 2.75%
US SMID Growth		5.00%	4.25% 3.50% 2.75%
International Value		14.00%	12.00% 9.75% 8.50%
International Growth		14.00%	12.00% 9.75% 8.50%
Multi-Asset Real Return		7.00%	8.50% 10.00% 10.00%
Volatility Management		12.50%	17.50% 20.00% 20.00%
High Yield		5.00%	7.00% 7.00% 7.00%
Global Bonds		5.00%	7.00% 10.00% 12.00%
Inflation-Protected
Securities		0.00%	0.00% 4.00% 9.00%
Short Duration Bonds		0.00%	0.00% 0.00% 0.00%

	Retirement	Date	Years After Retirement
	----------	-----	----------------------
	0	5	10 15 20
	------	-------	-----------------------------------
US Diversified Value	8.50%	6.45%	5.25% 4.00% 4.00%
US Large Cap Growth	8.50%	6.45%	5.25% 4.00% 4.00%
US SMID Value	2.00%	1.50%	1.00% 0.75% 0.75%
US SMID Growth	2.00%	1.50%	1.00% 0.75% 0.75%
International Value	8.50%	7.00%	4.00% 3.00% 3.00%
International Growth	7.00%	5.30%	4.00% 3.00% 3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00% 7.00% 7.00%
Volatility Management	20.00%	20.00%	17.50% 12.50% 12.50%
High Yield	7.00%	5.00%	2.50% 0.00% 0.00%
Global Bonds	14.00%	16.00%	19.50% 22.50% 22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00% 15.00% 15.00%
Short Duration Bonds	0.00%	9.00%	18.00% 27.50% 27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

 You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -1.91%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2000 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	5.35%	2.71%	3.14%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	4.50%	1.80%	2.28%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	3.56%	1.86%	2.26%	[2]	Sep 1, 2005
CLASS B SHARES		5.16%	2.86%	3.23%	[2]	Sep 1, 2005
CLASS C SHARES		8.16%	2.87%	3.25%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		10.09%	3.88%	4.25%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	9.82%	4.56%	4.67%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2000 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
After 1 Year	rr_ExpenseExampleYear01	509
After 3 Years	rr_ExpenseExampleYear03	924
After 5 Years	rr_ExpenseExampleYear05	1,364
After 10 Years	rr_ExpenseExampleYear10	2,584
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	509
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	924
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,364
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,584
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	12.15%
Annual Return 2007	rr_AnnualReturn2007	5.79%
Annual Return 2008	rr_AnnualReturn2008	(25.50%)
Annual Return 2009	rr_AnnualReturn2009	22.84%
Annual Return 2010	rr_AnnualReturn2010	9.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.63%)
1 YEAR	rr_AverageAnnualReturnYear01	5.35%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	2.71%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.14%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2000 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.50%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	1.80%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.28%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2000 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.56%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	1.86%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.26%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2000 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Total Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	559
After 3 Years	rr_ExpenseExampleYear03	938
After 5 Years	rr_ExpenseExampleYear05	1,345
After 10 Years	rr_ExpenseExampleYear10	2,810
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	738
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,810
1 YEAR	rr_AverageAnnualReturnYear01	5.16%
5 YEAR	rr_AverageAnnualReturnYear05	2.86%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.23%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2000 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	259
After 3 Years	rr_ExpenseExampleYear03	745
After 5 Years	rr_ExpenseExampleYear05	1,357
After 10 Years	rr_ExpenseExampleYear10	3,011
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,357
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,011
1 YEAR	rr_AverageAnnualReturnYear01	8.16%
5 YEAR	rr_AverageAnnualReturnYear05	2.87%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.25%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2000 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	57
After 3 Years	rr_ExpenseExampleYear03	431
After 5 Years	rr_ExpenseExampleYear05	829
After 10 Years	rr_ExpenseExampleYear10	1,943
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,943
1 YEAR	rr_AverageAnnualReturnYear01	10.09%
5 YEAR	rr_AverageAnnualReturnYear05	3.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.25%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2000 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year  approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
			-----------------------
	45	40	35 30 25
	----------	--------	------------------------------------
US Diversified Value	20.50%	20.50%	20.50% 19.50% 18.25%
US Large Cap Growth	20.50%	20.50%	20.50% 19.50% 18.25%
US SMID Value	6.50%	6.50%	6.50% 6.00% 5.75%
US SMID Growth	6.50%	6.50%	6.50% 6.00% 5.75%
International Value	18.00%	18.00%	18.00% 17.00% 16.00%
International Growth	18.00%	18.00%	18.00% 17.00% 16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00% 5.00% 5.00%
Volatility Management	0.00%	0.00%	0.00% 5.00% 10.00%
High Yield	0.00%	0.00%	0.00% 0.00% 0.00%
Global Bonds	5.00%	5.00%	5.00% 5.00% 5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00% 0.00% 0.00%
Short Duration Bonds	0.00%	0.00%	0.00% 0.00% 0.00%

			Years Before Retirement
			----------------------
		20	15 10 5
		-------	-----------------------------------
US Diversified Value		16.25%	13.75% 11.25% 9.75%
US Large Cap Growth		16.25%	13.75% 11.25% 9.75%
US SMID Value		5.00%	4.25% 3.50% 2.75%
US SMID Growth		5.00%	4.25% 3.50% 2.75%
International Value		14.00%	12.00% 9.75% 8.50%
International Growth		14.00%	12.00% 9.75% 8.50%
Multi-Asset Real Return		7.00%	8.50% 10.00% 10.00%
Volatility Management		12.50%	17.50% 20.00% 20.00%
High Yield		5.00%	7.00% 7.00% 7.00%
Global Bonds		5.00%	7.00% 10.00% 12.00%
Inflation-Protected
Securities		0.00%	0.00% 4.00% 9.00%
Short Duration Bonds		0.00%	0.00% 0.00% 0.00%

	Retirement	Date	Years After Retirement
	----------	-----	----------------------
	0	5	10 15 20
	------	-------	-----------------------------------
US Diversified Value	8.50%	6.45%	5.25% 4.00% 4.00%
US Large Cap Growth	8.50%	6.45%	5.25% 4.00% 4.00%
US SMID Value	2.00%	1.50%	1.00% 0.75% 0.75%
US SMID Growth	2.00%	1.50%	1.00% 0.75% 0.75%
International Value	8.50%	7.00%	4.00% 3.00% 3.00%
International Growth	7.00%	5.30%	4.00% 3.00% 3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00% 7.00% 7.00%
Volatility Management	20.00%	20.00%	17.50% 12.50% 12.50%
High Yield	7.00%	5.00%	2.50% 0.00% 0.00%
Global Bonds	14.00%	16.00%	19.50% 22.50% 22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00% 15.00% 15.00%
Short Duration Bonds	0.00%	9.00%	18.00% 27.50% 27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

 You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -1.91%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2000 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2000 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2000 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.82%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	4.56%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.67%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2005 Retirement Strategy
ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2005 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2005 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.11%	0.12%	0.18%	0.14%
Other Expenses		0.85%	0.86%	0.85%	0.84%
Total Other Expenses		0.96%	0.98%	1.03%	0.98%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.86%	2.58%	2.63%	1.58%
Fee Waiver and/or Expense Reimbursement	[1]	(0.94%)	(0.96%)	(1.01%)	(0.96%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.92%	1.62%	1.62%	0.62%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2005 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	515	565	265	63
After 3 Years	897	911	721	405
After 5 Years	1,304	1,284	1,305	770
After 10 Years	2,439	2,666	2,889	1,797

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2005 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	515	165	165	63
After 3 Years	897	711	721	405
After 5 Years	1,304	1,284	1,305	770
After 10 Years	2,439	2,666	2,889	1,797

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 13% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
------------------------------------------------------
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

 The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.77%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2005 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	6.41%	2.48%	2.98%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	5.49%	1.50%	2.05%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	4.29%	1.66%	2.11%	[2]	Sep 1, 2005
CLASS B SHARES		6.22%	2.64%	3.08%	[2]	Sep 1, 2005
CLASS C SHARES		9.24%	2.62%	3.05%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		11.39%	3.66%	4.10%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	11.17%	4.42%	4.62%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2005 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
After 1 Year	rr_ExpenseExampleYear01	515
After 3 Years	rr_ExpenseExampleYear03	897
After 5 Years	rr_ExpenseExampleYear05	1,304
After 10 Years	rr_ExpenseExampleYear10	2,439
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	515
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	897
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,439
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	12.83%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(29.28%)
Annual Return 2009	rr_AnnualReturn2009	26.40%
Annual Return 2010	rr_AnnualReturn2010	11.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.72%)
1 YEAR	rr_AverageAnnualReturnYear01	6.41%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	2.48%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.98%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2005 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.49%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	1.50%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.05%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2005 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.29%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	1.66%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.11%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2005 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
After 1 Year	rr_ExpenseExampleYear01	565
After 3 Years	rr_ExpenseExampleYear03	911
After 5 Years	rr_ExpenseExampleYear05	1,284
After 10 Years	rr_ExpenseExampleYear10	2,666
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	711
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,284
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
1 YEAR	rr_AverageAnnualReturnYear01	6.22%
5 YEAR	rr_AverageAnnualReturnYear05	2.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.08%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2005 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
After 1 Year	rr_ExpenseExampleYear01	265
After 3 Years	rr_ExpenseExampleYear03	721
After 5 Years	rr_ExpenseExampleYear05	1,305
After 10 Years	rr_ExpenseExampleYear10	2,889
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,305
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,889
1 YEAR	rr_AverageAnnualReturnYear01	9.24%
5 YEAR	rr_AverageAnnualReturnYear05	2.62%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.05%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2005 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	405
After 5 Years	rr_ExpenseExampleYear05	770
After 10 Years	rr_ExpenseExampleYear10	1,797
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	405
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	770
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,797
1 YEAR	rr_AverageAnnualReturnYear01	11.39%
5 YEAR	rr_AverageAnnualReturnYear05	3.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.10%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2005 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
------------------------------------------------------
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
 The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.77%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2005 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2005 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2005 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.17%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	4.42%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.62%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2010 Retirement Strategy
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2010 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2010 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.11%	0.15%	0.15%	0.11%
Other Expenses		0.19%	0.19%	0.19%	0.18%
Total Other Expenses		0.30%	0.34%	0.34%	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.20%	1.94%	1.94%	0.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.30%)	(0.30%)	(0.25%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%	1.64%	1.64%	0.64%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2010 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	517	567	167	65
After 3 Years	765	780	580	259
After 5 Years	1,033	1,019	1,019	469
After 10 Years	1,796	2,048	2,240	1,073

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2010 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	517	167	167	65
After 3 Years	765	580	580	259
After 5 Years	1,033	1,019	1,019	469
After 10 Years	1,796	2,048	2,240	1,073

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 11% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%

Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%

Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -5.67%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2010 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.26%	2.30%	2.88%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	6.37%	1.37%	2.00%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	4.88%	1.54%	2.06%	[2]	Sep 1, 2005
CLASS B SHARES		7.29%	2.48%	2.98%	[2]	Sep 1, 2005
CLASS C SHARES		10.30%	2.48%	2.99%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		12.43%	3.52%	4.02%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	12.49%	4.28%	4.55%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2010 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
After 1 Year	rr_ExpenseExampleYear01	517
After 3 Years	rr_ExpenseExampleYear03	765
After 5 Years	rr_ExpenseExampleYear05	1,033
After 10 Years	rr_ExpenseExampleYear10	1,796
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	517
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	765
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,033
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,796
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	13.97%
Annual Return 2007	rr_AnnualReturn2007	5.65%
Annual Return 2008	rr_AnnualReturn2008	(32.88%)
Annual Return 2009	rr_AnnualReturn2009	29.24%
Annual Return 2010	rr_AnnualReturn2010	12.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.88%)
1 YEAR	rr_AverageAnnualReturnYear01	7.26%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	2.30%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.88%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2010 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.37%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	1.37%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.00%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2010 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.88%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	1.54%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.06%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2010 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
After 1 Year	rr_ExpenseExampleYear01	567
After 3 Years	rr_ExpenseExampleYear03	780
After 5 Years	rr_ExpenseExampleYear05	1,019
After 10 Years	rr_ExpenseExampleYear10	2,048
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
1 YEAR	rr_AverageAnnualReturnYear01	7.29%
5 YEAR	rr_AverageAnnualReturnYear05	2.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.98%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2010 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
After 1 Year	rr_ExpenseExampleYear01	167
After 3 Years	rr_ExpenseExampleYear03	580
After 5 Years	rr_ExpenseExampleYear05	1,019
After 10 Years	rr_ExpenseExampleYear10	2,240
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
1 YEAR	rr_AverageAnnualReturnYear01	10.30%
5 YEAR	rr_AverageAnnualReturnYear05	2.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.99%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2010 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	65
After 3 Years	rr_ExpenseExampleYear03	259
After 5 Years	rr_ExpenseExampleYear05	469
After 10 Years	rr_ExpenseExampleYear10	1,073
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	469
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
1 YEAR	rr_AverageAnnualReturnYear01	12.43%
5 YEAR	rr_AverageAnnualReturnYear05	3.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.02%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2010 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%

Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%

Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -5.67%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2010 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2010 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2010 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.49%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	4.28%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.55%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2015 Retirement Strategy
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2015 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2015 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.09%	0.12%	0.12%	0.09%
Other Expenses		0.11%	0.10%	0.11%	0.11%
Total Other Expenses		0.20%	0.22%	0.23%	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.15%	1.87%	1.88%	0.85%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.19%)	(0.20%)	(0.17%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	1.68%	1.68%	0.68%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	521	571	271	69
After 3 Years	759	769	571	254
After 5 Years	1,015	993	998	455
After 10 Years	1,749	1,987	2,185	1,033

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	521	171	171	69
After 3 Years	759	569	571	254
After 5 Years	1,015	993	998	455
After 10 Years	1,749	1,987	2,185	1,033

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 16% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
------------------------------------------------------
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -7.31%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2015 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.71%	1.94%	2.63%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	6.86%	1.12%	1.85%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.19%	1.29%	1.90%	[2]	Sep 1, 2005
CLASS B SHARES		7.78%	2.15%	2.77%	[2]	Sep 1, 2005
CLASS C SHARES		10.78%	2.13%	2.77%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		12.86%	3.17%	3.80%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.15%	4.05%	4.40%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2015 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
After 1 Year	rr_ExpenseExampleYear01	521
After 3 Years	rr_ExpenseExampleYear03	759
After 5 Years	rr_ExpenseExampleYear05	1,015
After 10 Years	rr_ExpenseExampleYear10	1,749
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	521
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	759
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,749
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	15.28%
Annual Return 2007	rr_AnnualReturn2007	5.45%
Annual Return 2008	rr_AnnualReturn2008	(35.67%)
Annual Return 2009	rr_AnnualReturn2009	30.68%
Annual Return 2010	rr_AnnualReturn2010	12.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
1 YEAR	rr_AverageAnnualReturnYear01	7.71%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.94%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.63%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2015 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.86%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.12%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.85%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2015 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.19%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.29%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.90%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2015 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
After 1 Year	rr_ExpenseExampleYear01	571
After 3 Years	rr_ExpenseExampleYear03	769
After 5 Years	rr_ExpenseExampleYear05	993
After 10 Years	rr_ExpenseExampleYear10	1,987
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
1 YEAR	rr_AverageAnnualReturnYear01	7.78%
5 YEARS	rr_AverageAnnualReturnYear05	2.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.77%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2015 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
After 1 Year	rr_ExpenseExampleYear01	271
After 3 Years	rr_ExpenseExampleYear03	571
After 5 Years	rr_ExpenseExampleYear05	998
After 10 Years	rr_ExpenseExampleYear10	2,185
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	998
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,185
1 YEAR	rr_AverageAnnualReturnYear01	10.78%
5 YEARS	rr_AverageAnnualReturnYear05	2.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.77%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2015 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
After 1 Year	rr_ExpenseExampleYear01	69
After 3 Years	rr_ExpenseExampleYear03	254
After 5 Years	rr_ExpenseExampleYear05	455
After 10 Years	rr_ExpenseExampleYear10	1,033
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	254
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,033
1 YEAR	rr_AverageAnnualReturnYear01	12.86%
5 YEARS	rr_AverageAnnualReturnYear05	3.17%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.80%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2015 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
------------------------------------------------------
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -7.31%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2015 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2015 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2015 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.15%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.05%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.40%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2020 Retirement Strategy
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2020 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2020 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.09%	0.13%	0.13%	0.09%
Other Expenses		0.09%	0.08%	0.08%	0.09%
Total Other Expenses		0.18%	0.21%	0.21%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.13%	1.86%	1.86%	0.83%
Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.14%)	(0.14%)	(0.11%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02%	1.72%	1.72%	0.72%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2020 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	525	575	275	74
After 3 Years	758	771	571	254
After 5 Years	1,011	993	993	450
After 10 Years	1,732	1,977	2,168	1,015

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2020 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	525	175	175	74
After 3 Years	758	571	571	254
After 5 Years	1,011	993	993	450
After 10 Years	1,732	1,977	2,168	1,015

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.01%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2020 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	8.15%	1.45%	2.29%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	7.41%	0.70%	1.58%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.48%	0.92%	1.66%	[2]	Sep 1, 2005
CLASS B SHARES		8.01%	1.61%	2.37%	[2]	Sep 1, 2005
CLASS C SHARES		11.11%	1.65%	2.41%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		13.28%	2.68%	3.43%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.67%	3.77%	4.19%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2020 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
After 1 Year	rr_ExpenseExampleYear01	525
After 3 Years	rr_ExpenseExampleYear03	758
After 5 Years	rr_ExpenseExampleYear05	1,011
After 10 Years	rr_ExpenseExampleYear10	1,732
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	525
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,732
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	16.17%
Annual Return 2007	rr_AnnualReturn2007	5.00%
Annual Return 2008	rr_AnnualReturn2008	(38.20%)
Annual Return 2009	rr_AnnualReturn2009	31.93%
Annual Return 2010	rr_AnnualReturn2010	12.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
1 YEAR	rr_AverageAnnualReturnYear01	8.15%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	1.45%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.29%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2020 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.41%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	0.70%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.58%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2020 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.48%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	0.92%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.66%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2020 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
After 1 Year	rr_ExpenseExampleYear01	575
After 3 Years	rr_ExpenseExampleYear03	771
After 5 Years	rr_ExpenseExampleYear05	993
After 10 Years	rr_ExpenseExampleYear10	1,977
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,977
1 YEAR	rr_AverageAnnualReturnYear01	8.01%
5 YEARS	rr_AverageAnnualReturnYear05	1.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.37%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2020 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
After 1 Year	rr_ExpenseExampleYear01	275
After 3 Years	rr_ExpenseExampleYear03	571
After 5 Years	rr_ExpenseExampleYear05	993
After 10 Years	rr_ExpenseExampleYear10	2,168
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,168
1 YEAR	rr_AverageAnnualReturnYear01	11.11%
5 YEARS	rr_AverageAnnualReturnYear05	1.65%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.41%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2020 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	74
After 3 Years	rr_ExpenseExampleYear03	254
After 5 Years	rr_ExpenseExampleYear05	450
After 10 Years	rr_ExpenseExampleYear10	1,015
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	254
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,015
1 YEAR	rr_AverageAnnualReturnYear01	13.28%
5 YEARS	rr_AverageAnnualReturnYear05	2.68%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.43%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2020 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Years Before Retirement
-----------------------
45 40 35 30 25
US Diversified Value 20.50% 20.50% 20.50% 19.50% 18.25%
US Large Cap Growth 20.50% 20.50% 20.50% 19.50% 18.25%
US SMID Value 6.50% 6.50% 6.50% 6.00% 5.75%
US SMID Growth 6.50% 6.50% 6.50% 6.00% 5.75%
International Value 18.00% 18.00% 18.00% 17.00% 16.00%
International Growth 18.00% 18.00% 18.00% 17.00% 16.00%
Multi-Asset Real Return 5.00% 5.00% 5.00% 5.00% 5.00%
Volatility Management 0.00% 0.00% 0.00% 5.00% 10.00%
High Yield 0.00% 0.00% 0.00% 0.00% 0.00%
Global Bonds 5.00% 5.00% 5.00% 5.00% 5.00%
Inflation-Protected
Securities 0.00% 0.00% 0.00% 0.00% 0.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00% 0.00%
Years Before Retirement
----------------------
20 15 10 5
------------------------------------------
US Diversified Value 16.25% 13.75% 11.25% 9.75%
US Large Cap Growth 16.25% 13.75% 11.25% 9.75%
US SMID Value 5.00% 4.25% 3.50% 2.75%
US SMID Growth 5.00% 4.25% 3.50% 2.75%
International Value 14.00% 12.00% 9.75% 8.50%
International Growth 14.00% 12.00% 9.75% 8.50%
Multi-Asset Real Return 7.00% 8.50% 10.00% 10.00%
Volatility Management 12.50% 17.50% 20.00% 20.00%
High Yield 5.00% 7.00% 7.00% 7.00%
Global Bonds 5.00% 7.00% 10.00% 12.00%
Inflation-Protected
Securities 0.00% 0.00% 4.00% 9.00%
Short Duration Bonds 0.00% 0.00% 0.00% 0.00%
Retirement Date Years After Retirement
--------------- ----------------------
0 5 10 15 20
------ ------------------------------------------
US Diversified Value 8.50% 6.45% 5.25% 4.00% 4.00%
US Large Cap Growth 8.50% 6.45% 5.25% 4.00% 4.00%
US SMID Value 2.00% 1.50% 1.00% 0.75% 0.75%
US SMID Growth 2.00% 1.50% 1.00% 0.75% 0.75%
International Value 8.50% 7.00% 4.00% 3.00% 3.00%
International Growth 7.00% 5.30% 4.00% 3.00% 3.00%
Multi-Asset Real Return 10.00% 8.50% 7.00% 7.00% 7.00%
Volatility Management 20.00% 20.00% 17.50% 12.50% 12.50%
High Yield 7.00% 5.00% 2.50% 0.00% 0.00%
Global Bonds 14.00% 16.00% 19.50% 22.50% 22.50%
Inflation-Protected
Securities 14.00% 15.00% 15.00% 15.00% 15.00%
Short Duration Bonds 0.00% 9.00% 18.00% 27.50% 27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.01%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2020 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2020 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2020 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.67%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	3.77%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.19%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2025 Retirement Strategy
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2025 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2025 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.12%	0.16%	0.17%	0.12%
Other Expenses		0.10%	0.11%	0.11%	0.11%
Total Other Expenses		0.22%	0.27%	0.28%	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.17%	1.92%	1.93%	0.88%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.18%)	(0.19%)	(0.14%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.04%	1.74%	1.74%	0.74%
[1]	Adjusted to reflect current Fees.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2025 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	527	577	277	76
After 3 Years	768	786	588	267
After 5 Years	1,069	1,020	1,024	474
After 10 Years	1,774	2,033	2,238	1,071

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2025 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	527	177	177	76
After 3 Years	768	586	588	267
After 5 Years	1,069	1,020	1,024	474
After 10 Years	1,774	2,033	2,238	1,071

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
			---------------------	---------------
	45	40	35	30	25
	--------	----------	-----------------	--------------	--------------------
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
			-------------------	-----------------
		20	15	10	5
		------------	------------------	-----------------	---------
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	------------	------------		-----------------	----------
	0	5	10	15	20
	------	-------	---------------	------------	--------------------
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.80%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2025 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	8.20%	1.19%	2.40%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	7.53%	0.50%	1.75%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.54%	0.75%	1.81%	[2]	Sep 1, 2005
CLASS B SHARES		8.21%	1.34%	2.50%	[2]	Sep 1, 2005
CLASS C SHARES		11.31%	1.38%	2.53%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		13.43%	2.38%	3.55%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.18%	3.60%	4.09%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2025 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	527
After 3 Years	rr_ExpenseExampleYear03	768
After 5 Years	rr_ExpenseExampleYear05	1,069
After 10 Years	rr_ExpenseExampleYear10	1,774
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	527
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	768
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,069
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,774
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.07%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	(40.13%)
Annual Return 2009	rr_AnnualReturn2009	32.81%
Annual Return 2010	rr_AnnualReturn2010	13.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
1 YEAR	rr_AverageAnnualReturnYear01	8.20%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	1.19%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.40%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
Retail Shares | AllianceBernstein 2025 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.53%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	0.50%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.75%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
Retail Shares | AllianceBernstein 2025 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.54%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	0.75%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.81%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
Retail Shares | AllianceBernstein 2025 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	577
After 3 Years	rr_ExpenseExampleYear03	786
After 5 Years	rr_ExpenseExampleYear05	1,020
After 10 Years	rr_ExpenseExampleYear10	2,033
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	586
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,020
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,033
1 YEAR	rr_AverageAnnualReturnYear01	8.21%
5 YEARS	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.50%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2025 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	277
After 3 Years	rr_ExpenseExampleYear03	588
After 5 Years	rr_ExpenseExampleYear05	1,024
After 10 Years	rr_ExpenseExampleYear10	2,238
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,024
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,238
1 YEAR	rr_AverageAnnualReturnYear01	11.31%
5 YEARS	rr_AverageAnnualReturnYear05	1.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.53%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2025 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	267
After 5 Years	rr_ExpenseExampleYear05	474
After 10 Years	rr_ExpenseExampleYear10	1,071
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	267
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	474
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,071
1 YEAR	rr_AverageAnnualReturnYear01	13.43%
5 YEARS	rr_AverageAnnualReturnYear05	2.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.55%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2025 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
			---------------------	---------------
	45	40	35	30	25
	--------	----------	-----------------	--------------	--------------------
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
			-------------------	-----------------
		20	15	10	5
		------------	------------------	-----------------	---------
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	------------	------------		-----------------	----------
	0	5	10	15	20
	------	-------	---------------	------------	--------------------
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.80%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2025 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2025 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2025 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.18%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	3.60%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.09%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Adjusted to reflect current Fees.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2030 Retirement Strategy
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2030 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2030 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.12%	0.16%	0.17%	0.12%
Other Expenses		0.12%	0.12%	0.08%	0.12%
Total Other Expenses		0.24%	0.28%	0.25%	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.23%	1.97%	1.94%	0.93%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.21%)	(0.18%)	(0.17%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2030 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	579	279	78
After 3 Years	783	798	592	279
After 5 Years	1,056	1,043	1,030	498
After 10 Years	1,836	2,087	2,250	1,127

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2030 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	179	179	78
After 3 Years	783	598	592	279
After 5 Years	1,056	1,043	1,030	498
After 10 Years	1,836	2,087	2,250	1,127

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
			----------	--------------	----------
	45	40	35	30	25
	-------	-------	----------	--------------	----------
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			YearsBefore Retirement
			----------	--------------
		20	15	10	5
		-------	----------	--------------	----------
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	-------	---------------		--------------	----------
	0	5	10	15	20
	-------	-------	----------	--------------	----------
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -12.38%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2030 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	8.02%	0.98%	1.87%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	7.53%	0.41%	1.34%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.45%	0.64%	1.42%	[2]	Sep 1, 2005
CLASS B SHARES		8.00%	1.15%	1.96%	[2]	Sep 1, 2005
CLASS C SHARES		11.13%	1.15%	1.96%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		13.29%	2.19%	3.01%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.24%	3.46%	4.01%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2030 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	783
After 5 Years	rr_ExpenseExampleYear05	1,056
After 10 Years	rr_ExpenseExampleYear10	1,836
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	783
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,836
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.64%
Annual Return 2007	rr_AnnualReturn2007	5.52%
Annual Return 2008	rr_AnnualReturn2008	(40.98%)
Annual Return 2009	rr_AnnualReturn2009	32.70%
Annual Return 2010	rr_AnnualReturn2010	12.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
1 YEAR	rr_AverageAnnualReturnYear01	8.02%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.98%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.87%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2030 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.53%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.41%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.34%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2030 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.45%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.64%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.42%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2030 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	798
After 5 Years	rr_ExpenseExampleYear05	1,043
After 10 Years	rr_ExpenseExampleYear10	2,087
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	598
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,043
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,087
1 YEAR	rr_AverageAnnualReturnYear01	8.00%
5 YEAR	rr_AverageAnnualReturnYear05	1.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2030 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	592
After 5 Years	rr_ExpenseExampleYear05	1,030
After 10 Years	rr_ExpenseExampleYear10	2,250
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,250
1 YEAR	rr_AverageAnnualReturnYear01	11.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2030 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	279
After 5 Years	rr_ExpenseExampleYear05	498
After 10 Years	rr_ExpenseExampleYear10	1,127
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	279
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,127
1 YEAR	rr_AverageAnnualReturnYear01	13.29%
5 YEAR	rr_AverageAnnualReturnYear05	2.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.01%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2030 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
			----------	--------------	----------
	45	40	35	30	25
	-------	-------	----------	--------------	----------
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			YearsBefore Retirement
			----------	--------------
		20	15	10	5
		-------	----------	--------------	----------
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	-------	---------------		--------------	----------
	0	5	10	15	20
	-------	-------	----------	--------------	----------
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -12.38%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2030 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2030 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2030 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.24%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	3.46%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.01%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2035 Retirement Strategy
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2035 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2035 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.13%	0.17%	0.18%	0.13%
Other Expenses		0.16%	0.16%	0.17%	0.17%
Total Other Expenses		0.29%	0.33%	0.35%	0.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.28%	2.02%	2.04%	0.99%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)	(0.26%)	(0.28%)	(0.23%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2035 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	579	179	78
After 3 Years	793	808	613	292
After 5 Years	1,077	1,064	1,072	525
After 10 Years	1,886	2,136	2,347	1,192

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2035 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	179	179	78
After 3 Years	793	608	613	292
After 5 Years	1,077	1,064	1,072	525
After 10 Years	1,886	2,136	2,347	1,192

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

 . how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -13.69%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2035 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.90%	0.58%	1.62%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	7.58%	0.09%	1.16%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.38%	0.34%	1.24%	[2]	Sep 1, 2005
CLASS B SHARES		7.94%	0.72%	1.71%	[2]	Sep 1, 2005
CLASS C SHARES		11.05%	0.74%	1.73%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		13.09%	1.75%	2.73%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.19%	3.19%	3.77%	[2]	Sep 1, 2005
[1]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	793
After 5 Years	rr_ExpenseExampleYear05	1,077
After 10 Years	rr_ExpenseExampleYear10	1,886
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	793
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,886
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.25%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(41.49%)
Annual Return 2009	rr_AnnualReturn2009	31.52%
Annual Return 2010	rr_AnnualReturn2010	12.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
1 YEAR	rr_AverageAnnualReturnYear01	7.90%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.58%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.62%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.58%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.09%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.16%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.38%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.34%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.24%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	808
After 5 Years	rr_ExpenseExampleYear05	1,064
After 10 Years	rr_ExpenseExampleYear10	2,136
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	608
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,136
1 YEAR	rr_AverageAnnualReturnYear01	7.94%
5 YEAR	rr_AverageAnnualReturnYear05	0.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.71%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	179
After 3 Years	rr_ExpenseExampleYear03	613
After 5 Years	rr_ExpenseExampleYear05	1,072
After 10 Years	rr_ExpenseExampleYear10	2,347
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,347
1 YEAR	rr_AverageAnnualReturnYear01	11.05%
5 YEAR	rr_AverageAnnualReturnYear05	0.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.73%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	292
After 5 Years	rr_ExpenseExampleYear05	525
After 10 Years	rr_ExpenseExampleYear10	1,192
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	292
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,192
1 YEAR	rr_AverageAnnualReturnYear01	13.09%
5 YEAR	rr_AverageAnnualReturnYear05	1.75%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.73%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

 . how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

 . how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -13.69%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2035 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.19%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	3.19%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.77%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2040 Retirement Strategy
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2040 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2040 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.13%	0.17%	0.22%	0.13%
Other Expenses		0.19%	0.19%	0.19%	0.20%
Total Other Expenses		0.32%	0.36%	0.41%	0.33%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		1.30%	2.04%	2.09%	1.01%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.28%)	(0.33%)	(0.25%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2040 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	579	279	78
After 3 Years	757	813	623	257
After 5 Years	1,086	1,072	1,093	534
After 10 Years	1,906	2,156	2,395	1,214

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2040 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	179	179	78
After 3 Years	757	613	623	257
After 5 Years	1,086	1,072	1,093	534
After 10 Years	1,906	2,156	2,395	1,214

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -14.37%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2040 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.77%	0.68%	1.84%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	7.49%	0.23%	1.41%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.30%	0.44%	1.44%	[2]	Sep 1, 2005
CLASS B SHARES		7.88%	0.87%	1.96%	[2]	Sep 1, 2005
CLASS C SHARES		10.76%	0.87%	1.96%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		12.94%	1.87%	2.96%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.25%	3.20%	3.78%	[2]	Sep 1, 2005
[1]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2040 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	757
After 5 Years	rr_ExpenseExampleYear05	1,086
After 10 Years	rr_ExpenseExampleYear10	1,906
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,086
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,906
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.78%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	12.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.39%)
1 YEAR	rr_AverageAnnualReturnYear01	7.77%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.68%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.84%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2040 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.49%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.23%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.41%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2040 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.30%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.44%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.44%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2040 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	813
After 5 Years	rr_ExpenseExampleYear05	1,072
After 10 Years	rr_ExpenseExampleYear10	2,156
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,156
1 YEAR	rr_AverageAnnualReturnYear01	7.88%
5 YEAR	rr_AverageAnnualReturnYear05	0.87%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2040 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	623
After 5 Years	rr_ExpenseExampleYear05	1,093
After 10 Years	rr_ExpenseExampleYear10	2,395
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	623
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,395
1 YEAR	rr_AverageAnnualReturnYear01	10.76%
5 YEAR	rr_AverageAnnualReturnYear05	0.87%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2040 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	257
After 5 Years	rr_ExpenseExampleYear05	534
After 10 Years	rr_ExpenseExampleYear10	1,214
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	257
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	534
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,214
1 YEAR	rr_AverageAnnualReturnYear01	12.94%
5 YEAR	rr_AverageAnnualReturnYear05	1.87%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.96%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2040 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -14.37%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2040 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2040 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2040 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.25%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	3.20%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.78%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns: - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2045 Retirement Strategy
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2045 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2045 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.19%	0.27%	0.28%	0.20%
Other Expenses		0.29%	0.28%	0.29%	0.28%
Total Other Expenses		0.48%	0.55%	0.57%	0.48%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		1.46%	2.23%	2.25%	1.16%
Fee Waiver and/or Expense Reimbursement	[1]	(0.40%)	(0.47%)	(0.49%)	(0.40%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2045 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	579	279	78
After 3 Years	829	852	656	329
After 5 Years	1,152	1,152	1,160	600
After 10 Years	2,064	2,333	2,547	1,373

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2045 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	179	179	78
After 3 Years	829	652	656	329
After 5 Years	1,152	1,152	1,160	600
After 10 Years	2,064	2,333	2,547	1,373

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.05%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2045 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.59%	0.55%	1.66%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions	[1]	7.33%	0.09%	1.22%	[2]	Sep 1, 2005
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.18%	0.35%	1.31%	[2]	Sep 1, 2005
CLASS B SHARES		7.57%	0.69%	1.76%	[2]	Sep 1, 2005
CLASS C SHARES		10.58%	0.70%	1.76%	[2]	Sep 1, 2005
ADVISOR CLASS SHARES		12.72%	1.72%	2.79%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.26%	3.20%	3.78%	[2]	Sep 1, 2005
[1]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2045 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	829
After 5 Years	rr_ExpenseExampleYear05	1,152
After 10 Years	rr_ExpenseExampleYear10	2,064
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,064
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.66%
Annual Return 2007	rr_AnnualReturn2007	5.72%
Annual Return 2008	rr_AnnualReturn2008	(41.53%)
Annual Return 2009	rr_AnnualReturn2009	31.34%
Annual Return 2010	rr_AnnualReturn2010	12.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
1 YEAR	rr_AverageAnnualReturnYear01	7.59%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.55%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.66%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2045 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.33%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.09%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.22%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2045 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.18%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.35%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.31%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[2]
Retail Shares | AllianceBernstein 2045 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.27%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	852
After 5 Years	rr_ExpenseExampleYear05	1,152
After 10 Years	rr_ExpenseExampleYear10	2,333
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,333
1 YEAR	rr_AverageAnnualReturnYear01	7.57%
5 YEAR	rr_AverageAnnualReturnYear05	0.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.76%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2045 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.28%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	656
After 5 Years	rr_ExpenseExampleYear05	1,160
After 10 Years	rr_ExpenseExampleYear10	2,547
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	656
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,160
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,547
1 YEAR	rr_AverageAnnualReturnYear01	10.58%
5 YEAR	rr_AverageAnnualReturnYear05	0.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.76%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2045 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	329
After 5 Years	rr_ExpenseExampleYear05	600
After 10 Years	rr_ExpenseExampleYear10	1,373
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	329
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	600
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,373
1 YEAR	rr_AverageAnnualReturnYear01	12.72%
5 YEAR	rr_AverageAnnualReturnYear05	1.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.79%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2045 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.05%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2045 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2045 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retail Shares | AllianceBernstein 2045 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.26%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	3.20%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.78%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstein 2050 Retirement Strategy
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein 2050 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein 2050 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.29%	0.38%	0.31%	0.34%
Other Expenses		1.53%	1.54%	1.54%	1.51%
Total Other Expenses		1.82%	1.92%	1.85%	1.85%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.02%	0.02%	0.02%	0.02%
Total Annual Strategy Operating Expenses		2.79%	3.59%	3.52%	2.52%
Fee Waiver and/or Expense Reimbursement	[1]	(1.73%)	(1.83%)	(1.76%)	(1.76%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein 2050 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	579	279	78
After 3 Years	1,096	1,131	916	616
After 5 Years	1,689	1,704	1,676	1,182
After 10 Years	3,290	3,554	3,676	2,723

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstein 2050 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	179	179	78
After 3 Years	1,096	931	916	616
After 5 Years	1,689	1,704	1,676	1,182
After 10 Years	3,290	3,554	3,676	2,723

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 32% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.27%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein 2050 Retirement Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.63%	(3.92%)	[2]	Jun 29, 2007
CLASS A SHARES Return After Taxes on Distributions	[1]	7.06%	(4.48%)	[2]	Jun 29, 2007
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.17%	(3.60%)	[2]	Jun 29, 2007
CLASS B SHARES		7.61%	(3.66%)	[2]	Jun 29, 2007
CLASS C SHARES		10.60%	(3.37%)	[2]	Jun 29, 2007
ADVISOR CLASS SHARES		12.74%	(2.44%)	[2]	Jun 29, 2007
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	(2.84%)	[2]	Jun 29, 2007
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	6.78%	[2]	Jun 29, 2007
Composite Benchmark	[3]	14.26%	(2.95%)	[2]	Jun 29, 2007
[1]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 6/29/07 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstein 2050 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.53%
Total Other Expenses	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	1,096
After 5 Years	rr_ExpenseExampleYear05	1,689
After 10 Years	rr_ExpenseExampleYear10	3,290
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,096
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,689
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,290
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(40.87%)
Annual Return 2009	rr_AnnualReturn2009	33.51%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
1 YEAR	rr_AverageAnnualReturnYear01	7.63%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.92%)	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[2]
Retail Shares | AllianceBernstein 2050 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.06%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.48%)	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[2]
Retail Shares | AllianceBernstein 2050 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.17%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.60%)	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[2]
Retail Shares | AllianceBernstein 2050 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.38%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.54%
Total Other Expenses	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	1,131
After 5 Years	rr_ExpenseExampleYear05	1,704
After 10 Years	rr_ExpenseExampleYear10	3,554
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	931
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,704
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,554
1 YEAR	rr_AverageAnnualReturnYear01	7.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.66%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstein 2050 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.54%
Total Other Expenses	rr_OtherExpensesOverAssets	1.85%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	916
After 5 Years	rr_ExpenseExampleYear05	1,676
After 10 Years	rr_ExpenseExampleYear10	3,676
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	916
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,676
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,676
1 YEAR	rr_AverageAnnualReturnYear01	10.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.37%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstein 2050 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.51%
Total Other Expenses	rr_OtherExpensesOverAssets	1.85%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	616
After 5 Years	rr_ExpenseExampleYear05	1,182
After 10 Years	rr_ExpenseExampleYear10	2,723
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,723
1 YEAR	rr_AverageAnnualReturnYear01	12.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.44%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstein 2050 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.27%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2050 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.84%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstein 2050 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.78%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstein 2050 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.26%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.95%)	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 6/29/07 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retail Shares | AllianceBernstien 2055 Retirement Strategy
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstien 2055 Retirement Strategy	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstien 2055 Retirement Strategy		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		1.01%	1.15%	0.88%	2.29%
Other Expenses		6.58%	6.59%	6.59%	6.50%
Total Other Expenses		7.59%	7.74%	7.47%	8.79%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.02%	0.02%	0.02%	0.02%
Total Annual Strategy Operating Expenses		8.56%	9.41%	9.14%	9.46%
Fee Waiver and/or Expense Reimbursement	[1]	(7.50%)	(7.65%)	(7.38%)	(8.70%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategies prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstien 2055 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	579	279	78
After 3 Years	2,172	2,230	1,989	1,963
After 5 Years	3,701	3,735	3,652	3,684
After 10 Years	7,071	7,255	7,243	7,357

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares AllianceBernstien 2055 Retirement Strategy (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	528	179	179	78
After 3 Years	2,172	2,037	1,989	1,963
After 5 Years	3,701	3,735	3,652	3,684
After 10 Years	7,071	7,255	7,243	7,357

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 49% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.66%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstien 2055 Retirement Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	7.69%	(4.48%)	[2]	Jun 29, 2007
CLASS A SHARES Return After Taxes on Distributions	[1]	7.61%	(4.90%)	[2]	Jun 29, 2007
CLASS A SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	5.07%	(3.97%)	[2]	Jun 29, 2007
CLASS B SHARES		7.58%	(4.24%)	[2]	Jun 29, 2007
CLASS C SHARES		10.59%	(4.01%)	[2]	Jun 29, 2007
ADVISOR CLASS SHARES		12.78%	(3.04%)	[2]	Jun 29, 2007
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	(2.84%)	[2]	Jun 29, 2007
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	6.78%	[2]	Jun 29, 2007
Composite Benchmark	[3]	14.26%	(2.95%)	[2]	Jun 29, 2007
[1]	After-tax returns:-Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;-Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 6/29/07 for Class A, Class B, Class C and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retail Shares | AllianceBernstien 2055 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.58%
Total Other Expenses	rr_OtherExpensesOverAssets	7.59%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.50%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	2,172
After 5 Years	rr_ExpenseExampleYear05	3,701
After 10 Years	rr_ExpenseExampleYear10	7,071
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,172
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,701
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,071
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(40.87%)
Annual Return 2009	rr_AnnualReturn2009	31.38%
Annual Return 2010	rr_AnnualReturn2010	12.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
1 YEAR	rr_AverageAnnualReturnYear01	7.69%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.48%)	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[2]
Retail Shares | AllianceBernstien 2055 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.61%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.90%)	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[2]
Retail Shares | AllianceBernstien 2055 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.07%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.97%)	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[2]
Retail Shares | AllianceBernstien 2055 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.59%
Total Other Expenses	rr_OtherExpensesOverAssets	7.74%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	9.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.65%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	2,230
After 5 Years	rr_ExpenseExampleYear05	3,735
After 10 Years	rr_ExpenseExampleYear10	7,255
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,037
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,735
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,255
1 YEAR	rr_AverageAnnualReturnYear01	7.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.24%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstien 2055 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.88%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.59%
Total Other Expenses	rr_OtherExpensesOverAssets	7.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	9.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.38%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	1,989
After 5 Years	rr_ExpenseExampleYear05	3,652
After 10 Years	rr_ExpenseExampleYear10	7,243
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,989
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,652
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,243
1 YEAR	rr_AverageAnnualReturnYear01	10.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.01%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstien 2055 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	2.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.50%
Total Other Expenses	rr_OtherExpensesOverAssets	8.79%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	9.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.70%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	1,963
After 5 Years	rr_ExpenseExampleYear05	3,684
After 10 Years	rr_ExpenseExampleYear10	7,357
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,963
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,684
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,357
1 YEAR	rr_AverageAnnualReturnYear01	12.78%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.04%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstien 2055 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.66%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstien 2055 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.84%)	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstien 2055 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.78%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retail Shares | AllianceBernstien 2055 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.26%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.95%)	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategies prior to the end of the Strategy's fiscal year.
[2]	After-tax returns:-Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;-Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 6/29/07 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2000 Retirement Strategy
ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2000 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2000 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.12%	0.22%	0.20%	0.12%
Other Expenses		1.00%	0.98%	0.99%	0.99%
Total Other Expenses		1.12%	1.20%	1.19%	1.11%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		2.02%	2.30%	2.04%	1.71%
Fee Waiver and/or Expense Reimbursement	[1]	(1.16%)	(1.24%)	(1.23%)	(1.15%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.06%	0.81%	0.56%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2000 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	88	[1]	108	83	57
After 3 Years	521		599	520	426
After 5 Years	981		1,117	985	820
After 10 Years	2,255		2,540	2,270	1,923
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 36% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -1.91%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2000 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	8.99%	3.61%	3.98%	[2]	Sep 1, 2005
CLASS R SHARES		9.73%	3.36%	3.74%	[2]	Sep 1, 2005
CLASS K SHARES		9.94%	3.64%	4.02%	[2]	Sep 1, 2005
CLASS I SHARES		10.23%	3.92%	4.29%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	9.82%	4.56%	4.67%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
After 1 Year	rr_ExpenseExampleYear01	88	[3]
After 3 Years	rr_ExpenseExampleYear03	521
After 5 Years	rr_ExpenseExampleYear05	981
After 10 Years	rr_ExpenseExampleYear10	2,255
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	12.15%
Annual Return 2007	rr_AnnualReturn2007	5.79%
Annual Return 2008	rr_AnnualReturn2008	(25.50%)
Annual Return 2009	rr_AnnualReturn2009	22.84%
Annual Return 2010	rr_AnnualReturn2010	9.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.63%)
1 YEAR	rr_AverageAnnualReturnYear01	8.99%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	3.61%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.98%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108
After 3 Years	rr_ExpenseExampleYear03	599
After 5 Years	rr_ExpenseExampleYear05	1,117
After 10 Years	rr_ExpenseExampleYear10	2,540
1 YEAR	rr_AverageAnnualReturnYear01	9.73%
5 YEARS	rr_AverageAnnualReturnYear05	3.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.74%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Total Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
After 1 Year	rr_ExpenseExampleYear01	83
After 3 Years	rr_ExpenseExampleYear03	520
After 5 Years	rr_ExpenseExampleYear05	985
After 10 Years	rr_ExpenseExampleYear10	2,270
1 YEAR	rr_AverageAnnualReturnYear01	9.94%
5 YEARS	rr_AverageAnnualReturnYear05	3.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.02%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Total Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	57
After 3 Years	rr_ExpenseExampleYear03	426
After 5 Years	rr_ExpenseExampleYear05	820
After 10 Years	rr_ExpenseExampleYear10	1,923
1 YEAR	rr_AverageAnnualReturnYear01	10.23%
5 YEARS	rr_AverageAnnualReturnYear05	3.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.29%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2000 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -1.91%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2000 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.82%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.56%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.67%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2005 Retirement Strategy
ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2005 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2005 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.11%	0.24%	0.20%	0.12%
Other Expenses		0.85%	0.86%	0.85%	0.86%
Total Other Expenses		0.96%	1.10%	1.05%	0.98%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.86%	2.20%	1.90%	1.58%
Fee Waiver and/or Expense Reimbursement	[1]	(0.94%)	(1.08%)	(1.03%)	(0.96%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.92%	1.12%	0.87%	0.62%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2005 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	94	[1]	114	89	63
After 3 Years	493		584	497	405
After 5 Years	918		1,081	931	770
After 10 Years	2,103		2,449	2,138	1,797
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 13% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.77%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2005 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	10.08%	3.38%	3.82%	[2]	Sep 1, 2005
CLASS R SHARES		10.86%	3.16%	3.59%	[2]	Sep 1, 2005
CLASS K SHARES		11.12%	3.42%	3.85%	[2]	Sep 1, 2005
CLASS I SHARES		11.41%	3.67%	4.11%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	11.17%	4.42%	4.62%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
After 1 Year	rr_ExpenseExampleYear01	94	[3]
After 3 Years	rr_ExpenseExampleYear03	493
After 5 Years	rr_ExpenseExampleYear05	918
After 10 Years	rr_ExpenseExampleYear10	2,103
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	12.83%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(29.28%)
Annual Return 2009	rr_AnnualReturn2009	26.40%
Annual Return 2010	rr_AnnualReturn2010	11.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.72%)
1 YEAR	rr_AverageAnnualReturnYear01	10.08%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	3.38%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.82%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Total Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	114
After 3 Years	rr_ExpenseExampleYear03	584
After 5 Years	rr_ExpenseExampleYear05	1,081
After 10 Years	rr_ExpenseExampleYear10	2,449
1 YEAR	rr_AverageAnnualReturnYear01	10.86%
5 YEARS	rr_AverageAnnualReturnYear05	3.16%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.59%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	89
After 3 Years	rr_ExpenseExampleYear03	497
After 5 Years	rr_ExpenseExampleYear05	931
After 10 Years	rr_ExpenseExampleYear10	2,138
1 YEAR	rr_AverageAnnualReturnYear01	11.12%
5 YEARS	rr_AverageAnnualReturnYear05	3.42%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.85%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	405
After 5 Years	rr_ExpenseExampleYear05	770
After 10 Years	rr_ExpenseExampleYear10	1,797
1 YEAR	rr_AverageAnnualReturnYear01	11.41%
5 YEARS	rr_AverageAnnualReturnYear05	3.67%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.11%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2005 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.77%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2005 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.17%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.42%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.62%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2010 Retirement Strategy
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2010 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2010 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.11%	0.24%	0.20%	0.12%
Other Expenses		0.19%	0.19%	0.19%	0.20%
Total Other Expenses		0.30%	0.43%	0.39%	0.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.20%	1.53%	1.24%	0.92%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.39%)	(0.35%)	(0.28%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%	1.14%	0.89%	0.64%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2010 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	96	[1]	116	91	65
After 3 Years	355		445	359	265
After 5 Years	635		797	647	482
After 10 Years	1,432		1,790	1,469	1,106
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 11% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement

	20	15	10	5

US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

 . FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -5.67%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2010 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.02%	3.19%	3.71%	[2]	Sep 1, 2005
CLASS R SHARES		11.82%	2.99%	3.50%	[2]	Sep 1, 2005
CLASS K SHARES		12.16%	3.24%	3.76%	[2]	Sep 1, 2005
CLASS I SHARES		12.47%	3.52%	4.03%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	12.49%	4.28%	4.55%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
After 1 Year	rr_ExpenseExampleYear01	96	[3]
After 3 Years	rr_ExpenseExampleYear03	355
After 5 Years	rr_ExpenseExampleYear05	635
After 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	13.97%
Annual Return 2007	rr_AnnualReturn2007	5.65%
Annual Return 2008	rr_AnnualReturn2008	(32.88%)
Annual Return 2009	rr_AnnualReturn2009	29.24%
Annual Return 2010	rr_AnnualReturn2010	12.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.88%)
1 YEAR	rr_AverageAnnualReturnYear01	11.02%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	3.19%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.71%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	116
After 3 Years	rr_ExpenseExampleYear03	445
After 5 Years	rr_ExpenseExampleYear05	797
After 10 Years	rr_ExpenseExampleYear10	1,790
1 YEAR	rr_AverageAnnualReturnYear01	11.82%
5 YEARS	rr_AverageAnnualReturnYear05	2.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.50%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
After 1 Year	rr_ExpenseExampleYear01	91
After 3 Years	rr_ExpenseExampleYear03	359
After 5 Years	rr_ExpenseExampleYear05	647
After 10 Years	rr_ExpenseExampleYear10	1,469
1 YEAR	rr_AverageAnnualReturnYear01	12.16%
5 YEARS	rr_AverageAnnualReturnYear05	3.24%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.76%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	65
After 3 Years	rr_ExpenseExampleYear03	265
After 5 Years	rr_ExpenseExampleYear05	482
After 10 Years	rr_ExpenseExampleYear10	1,106
1 YEAR	rr_AverageAnnualReturnYear01	12.47%
5 YEARS	rr_AverageAnnualReturnYear05	3.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.03%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2010 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement

	20	15	10	5

US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

 . FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -5.67%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2010 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.49%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.28%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.55%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2015 Retirement Strategy
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2015 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2015 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.09%	0.26%	0.20%	0.11%
Other Expenses		0.11%	0.11%	0.11%	0.11%
Total Other Expenses		0.20%	0.37%	0.31%	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.15%	1.52%	1.21%	0.87%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.34%)	(0.28%)	(0.19%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	1.18%	0.93%	0.68%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	100	[1]	120	95	69
After 3 Years	349		447	356	259
After 5 Years	617		797	638	464
After 10 Years	1,382		1,784	1,441	1,055
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 16% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                            Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                    Years Before Retirement

	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

                  Retirement Date    Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

 . INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -7.31%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2015 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.49%	2.83%	3.46%	[2]	Sep 1, 2005
CLASS R SHARES		12.21%	2.63%	3.25%	[2]	Sep 1, 2005
CLASS K SHARES		12.55%	2.89%	3.52%	[2]	Sep 1, 2005
CLASS I SHARES		12.87%	3.16%	3.80%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.15%	4.05%	4.40%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
After 1 Year	rr_ExpenseExampleYear01	100	[3]
After 3 Years	rr_ExpenseExampleYear03	349
After 5 Years	rr_ExpenseExampleYear05	617
After 10 Years	rr_ExpenseExampleYear10	1,382
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	15.28%
Annual Return 2007	rr_AnnualReturn2007	5.45%
Annual Return 2008	rr_AnnualReturn2008	(35.67%)
Annual Return 2009	rr_AnnualReturn2009	30.68%
Annual Return 2010	rr_AnnualReturn2010	12.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
1 YEAR	rr_AverageAnnualReturnYear01	11.49%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	2.83%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.46%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
After 1 Year	rr_ExpenseExampleYear01	120
After 3 Years	rr_ExpenseExampleYear03	447
After 5 Years	rr_ExpenseExampleYear05	797
After 10 Years	rr_ExpenseExampleYear10	1,784
1 YEAR	rr_AverageAnnualReturnYear01	12.21%
5 YEARS	rr_AverageAnnualReturnYear05	2.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.25%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
After 1 Year	rr_ExpenseExampleYear01	95
After 3 Years	rr_ExpenseExampleYear03	356
After 5 Years	rr_ExpenseExampleYear05	638
After 10 Years	rr_ExpenseExampleYear10	1,441
1 YEAR	rr_AverageAnnualReturnYear01	12.55%
5 YEARS	rr_AverageAnnualReturnYear05	2.89%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.52%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
After 1 Year	rr_ExpenseExampleYear01	69
After 3 Years	rr_ExpenseExampleYear03	259
After 5 Years	rr_ExpenseExampleYear05	464
After 10 Years	rr_ExpenseExampleYear10	1,055
1 YEAR	rr_AverageAnnualReturnYear01	12.87%
5 YEARS	rr_AverageAnnualReturnYear05	3.16%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.80%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2015 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                            Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                    Years Before Retirement

	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

                  Retirement Date    Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

 . INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -7.31%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2015 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.15%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.05%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.40%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2020 Retirement Strategy
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2020 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2020 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.09%	0.24%	0.18%	0.10%
Other Expenses		0.09%	0.09%	0.09%	0.09%
Total Other Expenses		0.18%	0.33%	0.27%	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.13%	1.48%	1.17%	0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.26%)	(0.20%)	(0.12%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02%	1.22%	0.97%	0.72%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2020 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	104	[1]	124	99	74
After 3 Years	348		442	352	256
After 5 Years	612		783	624	454
After 10 Years	1,365		1,746	1,403	1,026
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                          Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                       Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

                    Retirement Date       Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

 As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.01%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2020 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.92%	2.35%	3.12%	[2]	Sep 1, 2005
CLASS R SHARES		12.71%	2.17%	2.92%	[2]	Sep 1, 2005
CLASS K SHARES		12.93%	2.40%	3.17%	[2]	Sep 1, 2005
CLASS I SHARES		13.20%	2.66%	3.42%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.67%	3.77%	4.19%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
After 1 Year	rr_ExpenseExampleYear01	104	[3]
After 3 Years	rr_ExpenseExampleYear03	348
After 5 Years	rr_ExpenseExampleYear05	612
After 10 Years	rr_ExpenseExampleYear10	1,365
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	16.17%
Annual Return 2007	rr_AnnualReturn2007	5.00%
Annual Return 2008	rr_AnnualReturn2008	(38.20%)
Annual Return 2009	rr_AnnualReturn2009	31.93%
Annual Return 2010	rr_AnnualReturn2010	12.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
1 YEAR	rr_AverageAnnualReturnYear01	11.92%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	2.35%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.12%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
After 1 Year	rr_ExpenseExampleYear01	124
After 3 Years	rr_ExpenseExampleYear03	442
After 5 Years	rr_ExpenseExampleYear05	783
After 10 Years	rr_ExpenseExampleYear10	1,746
1 YEAR	rr_AverageAnnualReturnYear01	12.71%
5 YEARS	rr_AverageAnnualReturnYear05	2.17%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.92%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
After 1 Year	rr_ExpenseExampleYear01	99
After 3 Years	rr_ExpenseExampleYear03	352
After 5 Years	rr_ExpenseExampleYear05	624
After 10 Years	rr_ExpenseExampleYear10	1,403
1 YEAR	rr_AverageAnnualReturnYear01	12.93%
5 YEARS	rr_AverageAnnualReturnYear05	2.40%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.17%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	74
After 3 Years	rr_ExpenseExampleYear03	256
After 5 Years	rr_ExpenseExampleYear05	454
After 10 Years	rr_ExpenseExampleYear10	1,026
1 YEAR	rr_AverageAnnualReturnYear01	13.20%
5 YEARS	rr_AverageAnnualReturnYear05	2.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.42%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2020 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                          Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                       Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

                    Retirement Date       Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

 As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.Through September 30, 2011, the year-to-date unannualized return for Class A shares was -9.01%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2020 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.67%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	3.77%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.19%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2025 Retirement Strategy
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2025 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2025 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.12%	0.26%	0.18%	0.12%
Other Expenses		0.10%	0.11%	0.11%	0.11%
Total Other Expenses		0.22%	0.37%	0.29%	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.05%	0.05%	0.05%	0.05%
Total Annual Strategy Operating Expenses		1.17%	1.52%	1.19%	0.88%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.28%)	(0.20%)	(0.14%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.04%	1.24%	0.99%	0.74%
[1]	Adjusted to reflect current Fees.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2025 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	106	[1]	126	101	76
After 3 Years	359		453	358	267
After 5 Years	631		802	635	474
After 10 Years	1,409		1,789	1,425	1,071
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                                                                              Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                                                                                              Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

                                                                                                              Retirement Date    Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.80%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2025 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	12.05%	2.06%	3.23%	[2]	Sep 1, 2005
CLASS R SHARES		12.87%	1.88%	3.04%	[2]	Sep 1, 2005
CLASS K SHARES		13.20%	2.11%	3.28%	[2]	Sep 1, 2005
CLASS I SHARES		13.43%	2.39%	3.56%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.18%	3.60%	4.09%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	106	[4]
After 3 Years	rr_ExpenseExampleYear03	359
After 5 Years	rr_ExpenseExampleYear05	631
After 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.07%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	(40.13%)
Annual Return 2009	rr_AnnualReturn2009	32.81%
Annual Return 2010	rr_AnnualReturn2010	13.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
1 YEAR	rr_AverageAnnualReturnYear01	12.05%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.06%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.23%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[5]
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	126
After 3 Years	rr_ExpenseExampleYear03	453
After 5 Years	rr_ExpenseExampleYear05	802
After 10 Years	rr_ExpenseExampleYear10	1,789
1 YEAR	rr_AverageAnnualReturnYear01	12.87%
5 YEARS	rr_AverageAnnualReturnYear05	1.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.04%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	101
After 3 Years	rr_ExpenseExampleYear03	358
After 5 Years	rr_ExpenseExampleYear05	635
After 10 Years	rr_ExpenseExampleYear10	1,425
1 YEAR	rr_AverageAnnualReturnYear01	13.20%
5 YEARS	rr_AverageAnnualReturnYear05	2.11%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.28%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	267
After 5 Years	rr_ExpenseExampleYear05	474
After 10 Years	rr_ExpenseExampleYear10	1,071
1 YEAR	rr_AverageAnnualReturnYear01	13.43%
5 YEARS	rr_AverageAnnualReturnYear05	2.39%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.56%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2025 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current Fees
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                                                                              Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                                                                                              Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

                                                                                                              Retirement Date    Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.80%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2025 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.18%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	3.60%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.09%	[6],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	Adjusted to reflect current Fees.
[3]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[4]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[5]	Average annual total returns reflect imposition of the maximum CDSC.
[6]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2030 Retirement Strategy
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2030 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2030 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.12%	0.24%	0.19%	0.12%
Other Expenses		0.12%	0.12%	0.12%	0.12%
Total Other Expenses		0.24%	0.36%	0.31%	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.23%	1.55%	1.25%	0.93%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.29%)	(0.24%)	(0.17%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2030 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	108	[1]	128	103	78
After 3 Years	374		461	373	279
After 5 Years	659		817	663	498
After 10 Years	1,474		1,821	1,490	1,127
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date(the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                  Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                         Years Before Retirement

	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

         Retirement Date             Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS

The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

.  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

.  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

.  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

.  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -12.38%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2030 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.79%	1.86%	2.70%	[2]	Sep 1, 2005
CLASS R SHARES		12.63%	1.66%	2.53%	[2]	Sep 1, 2005
CLASS K SHARES		13.02%	1.92%	2.75%	[2]	Sep 1, 2005
CLASS I SHARES		13.26%	2.18%	3.00%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.24%	3.46%	4.01%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108	[3]
After 3 Years	rr_ExpenseExampleYear03	374
After 5 Years	rr_ExpenseExampleYear05	659
After 10 Years	rr_ExpenseExampleYear10	1,474
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.64%
Annual Return 2007	rr_AnnualReturn2007	5.52%
Annual Return 2008	rr_AnnualReturn2008	(40.98%)
Annual Return 2009	rr_AnnualReturn2009	32.70%
Annual Return 2010	rr_AnnualReturn2010	12.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
1 YEAR	rr_AverageAnnualReturnYear01	11.79%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.86%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.70%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	461
After 5 Years	rr_ExpenseExampleYear05	817
After 10 Years	rr_ExpenseExampleYear10	1,821
1 YEAR	rr_AverageAnnualReturnYear01	12.63%
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.53%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	373
After 5 Years	rr_ExpenseExampleYear05	663
After 10 Years	rr_ExpenseExampleYear10	1,490
1 YEAR	rr_AverageAnnualReturnYear01	13.02%
5 YEARS	rr_AverageAnnualReturnYear05	1.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.75%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	279
After 5 Years	rr_ExpenseExampleYear05	498
After 10 Years	rr_ExpenseExampleYear10	1,127
1 YEAR	rr_AverageAnnualReturnYear01	13.26%
5 YEARS	rr_AverageAnnualReturnYear05	2.18%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.00%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2030 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date(the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                  Years Before Retirement

	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

                         Years Before Retirement

	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

         Retirement Date             Years After Retirement

	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

.  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

.  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

.  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

.  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -12.38%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2030 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.24%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	3.46%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.01%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2035 Retirement Strategy
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2035 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2035 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.13%	0.24%	0.19%	0.12%
Other Expenses		0.16%	0.17%	0.16%	0.17%
Total Other Expenses		0.29%	0.41%	0.35%	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.28%	1.60%	1.29%	0.98%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)	(0.34%)	(0.28%)	(0.22%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher orlower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2035 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	108	[1]	128	103	78
After 3 Years	384		472	381	290
After 5 Years	681		839	681	520
After 10 Years	1,526		1,871	1,532	1,181
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -13.69%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2035 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.69%	1.46%	2.44%	[2]	Sep 1, 2005
CLASS R SHARES		12.41%	1.20%	2.20%	[2]	Sep 1, 2005
CLASS K SHARES		12.76%	1.48%	2.49%	[2]	Sep 1, 2005
CLASS I SHARES		13.11%	1.74%	2.75%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.19%	3.19%	3.77%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108	[3]
After 3 Years	rr_ExpenseExampleYear03	384
After 5 Years	rr_ExpenseExampleYear05	681
After 10 Years	rr_ExpenseExampleYear10	1,526
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.25%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(41.49%)
Annual Return 2009	rr_AnnualReturn2009	31.52%
Annual Return 2010	rr_AnnualReturn2010	12.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
1 YEAR	rr_AverageAnnualReturnYear01	11.69%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.46%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.44%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	472
After 5 Years	rr_ExpenseExampleYear05	839
After 10 Years	rr_ExpenseExampleYear10	1,871
1 YEAR	rr_AverageAnnualReturnYear01	12.41%
5 YEARS	rr_AverageAnnualReturnYear05	1.20%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.20%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	381
After 5 Years	rr_ExpenseExampleYear05	681
After 10 Years	rr_ExpenseExampleYear10	1,532
1 YEAR	rr_AverageAnnualReturnYear01	12.76%
5 YEARS	rr_AverageAnnualReturnYear05	1.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.49%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	290
After 5 Years	rr_ExpenseExampleYear05	520
After 10 Years	rr_ExpenseExampleYear10	1,181
1 YEAR	rr_AverageAnnualReturnYear01	13.11%
5 YEARS	rr_AverageAnnualReturnYear05	1.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.75%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2035 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher orlower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -13.69%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2035 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.19%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	3.19%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.77%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2040 Retirement Strategy
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2040 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2040 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.13%	0.24%	0.19%	0.12%
Other Expenses		0.19%	0.20%	0.19%	0.19%
Total Other Expenses		0.32%	0.44%	0.38%	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		1.30%	1.62%	1.31%	0.99%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.36%)	(0.30%)	(0.23%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2040 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	108	[1]	128	103	78
After 3 Years	388		476	386	292
After 5 Years	690		847	689	525
After 10 Years	1,547		1,892	1,553	1,192
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -14.37%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2040 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.56%	1.56%	2.66%	[2]	Sep 1, 2005
CLASS R SHARES		12.41%	1.37%	2.47%	[2]	Sep 1, 2005
CLASS K SHARES		12.68%	1.63%	2.74%	[2]	Sep 1, 2005
CLASS I SHARES		12.89%	1.88%	2.98%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.25%	3.20%	3.78%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108	[3]
After 3 Years	rr_ExpenseExampleYear03	388
After 5 Years	rr_ExpenseExampleYear05	690
After 10 Years	rr_ExpenseExampleYear10	1,547
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.78%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	12.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.39%)
1 YEAR	rr_AverageAnnualReturnYear01	11.56%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.56%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.66%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	476
After 5 Years	rr_ExpenseExampleYear05	847
After 10 Years	rr_ExpenseExampleYear10	1,892
1 YEAR	rr_AverageAnnualReturnYear01	12.41%
5 YEARS	rr_AverageAnnualReturnYear05	1.37%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.47%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	386
After 5 Years	rr_ExpenseExampleYear05	689
After 10 Years	rr_ExpenseExampleYear10	1,553
1 YEAR	rr_AverageAnnualReturnYear01	12.68%
5 YEARS	rr_AverageAnnualReturnYear05	1.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.74%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	292
After 5 Years	rr_ExpenseExampleYear05	525
After 10 Years	rr_ExpenseExampleYear10	1,192
1 YEAR	rr_AverageAnnualReturnYear01	12.89%
5 YEARS	rr_AverageAnnualReturnYear05	1.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.98%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2040 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -14.37%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2040 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.25%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	3.20%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.78%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2045 Retirement Strategy
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2045 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2045 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.19%	0.26%	0.19%	0.12%
Other Expenses		0.29%	0.28%	0.28%	0.28%
Total Other Expenses		0.48%	0.54%	0.47%	0.40%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		1.46%	1.72%	1.40%	1.08%
Fee Waiver and/or Expense Reimbursement	[1]	(0.40%)	(0.46%)	(0.39%)	(0.32%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2045 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	108	[1]	128	103	78
After 3 Years	422		497	405	312
After 5 Years	759		890	729	564
After 10 Years	1,712		1,992	1,646	1,288
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.05%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2045 Retirement Strategy		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.35%	1.42%	2.48%	[2]	Sep 1, 2005
CLASS R SHARES		12.14%	1.19%	2.27%	[2]	Sep 1, 2005
CLASS K SHARES		12.45%	1.45%	2.53%	[2]	Sep 1, 2005
CLASS I SHARES		12.64%	1.70%	2.76%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	2.29%	2.68%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	5.80%	5.32%	[2]	Sep 1, 2005
Composite Benchmark	[3]	14.26%	3.20%	3.78%	[2]	Sep 1, 2005
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108	[3]
After 3 Years	rr_ExpenseExampleYear03	422
After 5 Years	rr_ExpenseExampleYear05	759
After 10 Years	rr_ExpenseExampleYear10	1,712
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.66%
Annual Return 2007	rr_AnnualReturn2007	5.72%
Annual Return 2008	rr_AnnualReturn2008	(41.53%)
Annual Return 2009	rr_AnnualReturn2009	31.34%
Annual Return 2010	rr_AnnualReturn2010	12.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
1 YEAR	rr_AverageAnnualReturnYear01	11.35%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.42%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.48%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[4]
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	497
After 5 Years	rr_ExpenseExampleYear05	890
After 10 Years	rr_ExpenseExampleYear10	1,992
1 YEAR	rr_AverageAnnualReturnYear01	12.14%
5 YEARS	rr_AverageAnnualReturnYear05	1.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.27%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	405
After 5 Years	rr_ExpenseExampleYear05	729
After 10 Years	rr_ExpenseExampleYear10	1,646
1 YEAR	rr_AverageAnnualReturnYear01	12.45%
5 YEARS	rr_AverageAnnualReturnYear05	1.45%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.53%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	312
After 5 Years	rr_ExpenseExampleYear05	564
After 10 Years	rr_ExpenseExampleYear10	1,288
1 YEAR	rr_AverageAnnualReturnYear01	12.64%
5 YEARS	rr_AverageAnnualReturnYear05	1.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.76%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2045 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.05%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
Retirement Shares | AllianceBernstein 2045 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.26%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	3.20%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.78%	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 09/01/05 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstein 2050 Retirement Strategy
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein 2050 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein 2050 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.29%	0.24%	0.20%	0.12%
Other Expenses		1.53%	1.55%	1.56%	1.55%
Total Other Expenses		1.82%	1.79%	1.76%	1.67%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.02%	0.02%	0.02%	0.02%
Total Annual Strategy Operating Expenses		2.79%	2.96%	2.68%	2.34%
Fee Waiver and/or Expense Reimbursement	[1]	(1.73%)	(1.70%)	(1.67%)	(1.58%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein 2050 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	108	[1]	128	103	78
After 3 Years	701		755	673	579
After 5 Years	1,320		1,408	1,271	1,106
After 10 Years	2,993		3,159	2,889	2,554
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 32% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS

The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.27%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein 2050 Retirement Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.40%	2.74%	[2]	Jun 29, 2007
CLASS R SHARES		12.09%	(2.94%)	[2]	Jun 29, 2007
CLASS K SHARES		12.36%	(2.66%)	[2]	Jun 29, 2007
CLASS I SHARES		12.71%	(2.44%)	[2]	Jun 29, 2007
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	(2.84%)	[2]	Jun 29, 2007
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	6.78%	[2]	Jun 29, 2007
Composite Benchmark	[3]	14.26%	(2.95%)	[2]	Jun 29, 2007
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 6/29/07 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.53%
Total Other Expenses	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108	[3]
After 3 Years	rr_ExpenseExampleYear03	701
After 5 Years	rr_ExpenseExampleYear05	1,320
After 10 Years	rr_ExpenseExampleYear10	2,993
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(40.87%)
Annual Return 2009	rr_AnnualReturn2009	33.51%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
1 YEAR	rr_AverageAnnualReturnYear01	11.40%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.74%	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[4]
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.55%
Total Other Expenses	rr_OtherExpensesOverAssets	1.79%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	755
After 5 Years	rr_ExpenseExampleYear05	1,408
After 10 Years	rr_ExpenseExampleYear10	3,159
1 YEAR	rr_AverageAnnualReturnYear01	12.09%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.94%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.56%
Total Other Expenses	rr_OtherExpensesOverAssets	1.76%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	673
After 5 Years	rr_ExpenseExampleYear05	1,271
After 10 Years	rr_ExpenseExampleYear10	2,889
1 YEAR	rr_AverageAnnualReturnYear01	12.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.66%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.55%
Total Other Expenses	rr_OtherExpensesOverAssets	1.67%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	579
After 5 Years	rr_ExpenseExampleYear05	1,106
After 10 Years	rr_ExpenseExampleYear10	2,554
1 YEAR	rr_AverageAnnualReturnYear01	12.71%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.44%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstein 2050 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date		Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.27%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.84%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.78%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstein 2050 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.26%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.95%)	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 6/29/07 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Retirement Shares | AllianceBernstien 2055 Retirement Strategy
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstien 2055 Retirement Strategy	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstien 2055 Retirement Strategy		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		1.01%	0.21%	0.19%	0.12%
Other Expenses		6.58%	6.60%	6.60%	6.64%
Total Other Expenses		7.59%	6.81%	6.79%	6.76%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.02%	0.02%	0.02%	0.02%
Total Annual Strategy Operating Expenses		8.56%	7.98%	7.71%	7.43%
Fee Waiver and/or Expense Reimbursement	[1]	(7.50%)	(6.72%)	(6.70%)	(6.67%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstien 2055 Retirement Strategy (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	108	[1]	128	103	78
After 3 Years	1,825		1,735	1,663	1,589
After 5 Years	3,421		3,247	3,140	3,028
After 10 Years	6,941		6,651	6,496	6,331
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 49% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

		Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").
The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.66%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstien 2055 Retirement Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	11.41%	(3.30%)	[2]	Jun 29, 2007
CLASS R SHARES		12.22%	(3.52%)	[2]	Jun 29, 2007
CLASS K SHARES		12.47%	(3.22%)	[2]	Jun 29, 2007
CLASS I SHARES		12.70%	(3.00%)	[2]	Jun 29, 2007
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		15.06%	(2.84%)	[2]	Jun 29, 2007
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)		6.54%	6.78%	[2]	Jun 29, 2007
Composite Benchmark	[3]	14.26%	(2.95%)	[2]	Jun 29, 2007
[1]	Average annual total returns reflect imposition of the maximum CDSC.
[2]	Inception date is 6/29/07 for Class A, Class R, Class K and Class I shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.58%
Total Other Expenses	rr_OtherExpensesOverAssets	7.59%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.50%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108	[3]
After 3 Years	rr_ExpenseExampleYear03	1,825
After 5 Years	rr_ExpenseExampleYear05	3,421
After 10 Years	rr_ExpenseExampleYear10	6,941
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(40.87%)
Annual Return 2009	rr_AnnualReturn2009	31.38%
Annual Return 2010	rr_AnnualReturn2010	12.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
1 YEAR	rr_AverageAnnualReturnYear01	11.41%	[4]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.30%)	[4],[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[4]
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.60%
Total Other Expenses	rr_OtherExpensesOverAssets	6.81%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.72%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	1,735
After 5 Years	rr_ExpenseExampleYear05	3,247
After 10 Years	rr_ExpenseExampleYear10	6,651
1 YEAR	rr_AverageAnnualReturnYear01	12.22%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.52%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.60%
Total Other Expenses	rr_OtherExpensesOverAssets	6.79%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.70%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	1,663
After 5 Years	rr_ExpenseExampleYear05	3,140
After 10 Years	rr_ExpenseExampleYear10	6,496
1 YEAR	rr_AverageAnnualReturnYear01	12.47%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.22%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.64%
Total Other Expenses	rr_OtherExpensesOverAssets	6.76%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.67%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	1,589
After 5 Years	rr_ExpenseExampleYear05	3,028
After 10 Years	rr_ExpenseExampleYear10	6,331
1 YEAR	rr_AverageAnnualReturnYear01	12.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.00%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstien 2055 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

		Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

		Years Before Retirement
	20	15	10	5
US Diversified Value	16.25%	13.75%	11.25%	9.75%
US Large Cap Growth	16.25%	13.75%	11.25%	9.75%
US SMID Value	5.00%	4.25%	3.50%	2.75%
US SMID Growth	5.00%	4.25%	3.50%	2.75%
International Value	14.00%	12.00%	9.75%	8.50%
International Growth	14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return	7.00%	8.50%	10.00%	10.00%
Volatility Management	12.50%	17.50%	20.00%	20.00%
High Yield	5.00%	7.00%	7.00%	7.00%
Global Bonds	5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities	0.00%	0.00%	4.00%	9.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").
The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -15.66%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.84%)	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.78%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Retirement Shares | AllianceBernstien 2055 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.26%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.95%)	[5],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[6]

[1]	In some cases, a 1%, 1-year CDSC may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.
[4]	Average annual total returns reflect imposition of the maximum CDSC.
[5]	Inception date is 6/29/07 for Class A, Class R, Class K and Class I shares.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2011